UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-259741-02

Central Index Key Number of Issuing entity:  0001912724

Morgan Stanley Capital I Trust 2022-L8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-259741

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of Sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Dated : August 31, 2026

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document